Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 218	$ 138	$ 143
Cash payment on acquisition of property, plant and equipment	97	77	71
Depreciation for the year	145	122	$ 128
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	374	205
Leased properties and motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 218	$ 138
Motor vehicles held for leasing
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives for the current and comparative years	10 years	7 years
Motor vehicles held for leasing | Increase (decrease) due to changes in accounting policy
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	$ 10
Motor vehicles held for leasing | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	284	$ 150
Cash payment on acquisition of property, plant and equipment	44	38
Purchase of property plant and equipment through lease liabilities	79	26
Motor vehicles held for leasing | Cost | Secured bank loan financing
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through secured bank loan financing	$ 161	$ 86